Supplement to the
Fidelity Advisor® Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Effective April1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

FALAA-15-01  April 1, 2015
1.928673.105

Supplement to the
Fidelity Advisor® Latin America Fund
Institutional Class
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

FALAI-15-01  April 1, 2015
1.928677.105

Supplement to the
Fidelity Advisor® Europe Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AEUF-15-01  April 1, 2015
1.9858205.102

Supplement to the
Fidelity Advisor® Europe Fund
Institutional Class
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AEUFI-15-01  April 1, 2015
1.9858206.102

Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity® Overseas Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 10.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity® Worldwide Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 13.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

IBD-15-01  April 1, 2015
1.474896.142

Supplement to the
Fidelity® Overseas Fund
Class K
December 30, 2014 Prospectus

Effective April 1, 2015, following an internal corporate reorganization, Fidelity Management & Research (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Limited (FMR U.K., formerly Fidelity Management & Research (U.K.) Inc.), and other investment advisers serve as sub-advisers for the fund.

OVE-K-15-01  April 1, 2015
1.900389.106

Supplement to the
Fidelity Advisor® International Discovery Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AID-15-01  April 1, 2015
1.813914.115

Supplement to the
Fidelity Advisor® International Discovery Fund
Institutional Class
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AIDI-15-01  April 1, 2015
1.812502.112

Supplement to the
Fidelity® International Discovery Fund
Class K
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

IGI-K-15-01  April 1, 2015
1.900386.105

Supplement to the
Fidelity® International Discovery Fund
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

IGI-15-01  April 1, 2015
1.824638.108

Supplement to the
Fidelity Advisor® International Discovery Fund
Class Z
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AIDZ-15-01  April 1, 2015
1.9859772.101